ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative expenses	$ (26,058)	$ (10,838)	$ (16,180)
Total operating expenses	(34,107)	(30,725)	(48,256)
Operating loss	(17,360)	(11,644)	(24,290)
Other (losses)/gains, net	(7,210)	(2,299)	(18,417)
Interest expense	(511)	(193)	(61)
Share of losses from an equity investee	(76)	(61)	(75)
Income tax (expense)/credit	68	(648)	(1,560)
Net loss	(29,110)	(38,870)	(202,806)
Other comprehensive loss:
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(22,593)	(38,673)	(205,821)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(13,860)	(5,445)	(7,160)
Total operating expenses	(13,860)	(5,445)	(7,160)
Operating loss	(13,860)	(5,445)	(7,160)
Other (losses)/gains, net	10	499	(7,925)
Interest expense		(192)
Share of losses from subsidiaries, VIE and VIE' subsidiaries	(15,081)	(33,491)	(185,431)
Net loss from continuing operations	(28,931)	(38,629)	(200,516)
Share of losses from an equity investee	(76)	(61)	(75)
Income tax (expense)/credit			(284)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(29,007)	(38,690)	(200,875)
Net loss	(29,007)	(38,690)	(200,875)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	6,414	49	(4,946)
Share of other comprehensive loss from subsidiaries, VIE and VIE' subsidiaries		(32)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (22,593)	$ (38,673)	$ (205,821)